FINANCIAL INSTRUMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 4,418,236	$ 1,246,244	$ 411,223	$ 2,312,279
Accounts receivable	1,824,563	1,224,235
Allowance for doubtful accounts		27,653
Current liabilities	1,795,745	1,779,256
Accounts payable and accrued liabilities	1,638,020	1,312,517
Income tax payable	71,341	466,739
Current portion of lease liability	86,384
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,418,236	1,246,244
Accounts receivable	1,824,563	1,224,235
Allowance for doubtful accounts		27,653
Credit risk [Member] | Customer A [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	476,341	271,564
Credit risk [Member] | Customer B [Member]
Disclosure of detailed information about financial instruments [line items]
Accounts receivable	172,841	161,556
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	4,418,236	1,246,244
Current liabilities	1,795,745	1,779,256
Accounts payable and accrued liabilities	1,100,376	1,222,982
Due to related party	537,644	89,535
Income tax payable	71,341	466,739
Current portion of lease liability	$ 86,384
Currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis, confidence interval	14.00%	14.00%
Value at risk	$ 7,776	$ 20,700